Interest in associates and joint ventures - Reconciliation of BoCom's total shareholders' equity to carrying amount (Details) - USD ($) $ in Millions	Dec. 31, 2018	Sep. 30, 2018	Jan. 01, 2018	[1]	Dec. 31, 2017	Sep. 30, 2017
Disclosure of associates [line items]
Goodwill and other intangible assets	$ 24,357		$ 23,374		$ 23,453
Carrying amount	22,244				22,577
Bank of Communications Co., Limited
Disclosure of associates [line items]
HSBC’s share of total shareholders’ equity		$ 17,275				$ 17,551
Goodwill and other intangible assets		479				506
Carrying amount	$ 17,754	$ 17,754			$ 18,057	$ 18,057

[1]	Balances at 1 January 2018 have been prepared in accordance with accounting policies referred to on page 263. 31 December 2017 balances have not been re-presented. Information regarding the effects of adoption of IFRS 9 can be found in Note 37.